Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Net sales	$ 2,300.4	$ 2,127.5	$ 2,161.8
Cost of products sold	766.2	718.5	764.1
Gross margin	1,534.2	1,409.0	1,397.7
Delivery, sales and administrative expense	1,193.1	1,119.1	1,161.0
Re-engineering and impairment charges	7.6	8.0	9.0
Impairment of goodwill and intangible assets	4.3	28.1	9.0
Gains on disposal of assets including insurance recoveries, net	0.2	21.9	24.9
Operating income	329.4	275.7	243.6
Interest income	2.5	2.9	4.8
Interest expense	29.3	31.6	41.7
Other expense	2.9	9.9	4.8
Income before income taxes	299.7	237.1	201.9
Provision for income taxes	74.1	62.0	40.5
Net income	$ 225.6	$ 175.1	$ 161.4
Basic earnings per common share	$ 3.60	$ 2.80	$ 2.61
Diluted earnings per common share	$ 3.53	$ 2.75	$ 2.55